Scope of consolidation - Magneti Marelli held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets And Liabilities Classified As Held For Sale [Line Items]
Other assets classified as held for sale not included in disposal group	€ 5
Assets classified as held for sale
Property, plant and equipment	26,307	€ 29,014	€ 29,014
Deferred tax assets	1,814	1,999	2,004
Trade receivables	2,048		2,460
Cash and cash equivalents	12,450	12,638	12,638
Total Assets	96,873	95,997	96,299
Current assets [abstract]
Inventories	10,694	12,922	12,922
Current trade and other receivables	7,188	7,887	7,887
Non-current assets [abstract]
Non-current trade and other receivables	1,484	666	666
Liabilities classified as held for sale
Debt and Other	14,528		17,971	€ 24,048
Employee benefit liability	8,470		9,278
Deferred tax liabilities	937	390	388
Other liabilities	9,509		10,435
Current liabilities [abstract]
Short-term debt and current portion of long-term debt	5,861	7,245	7,245
Current employee benefit liability	595	694	694
Non-current liabilities [abstract]
Long-term debt	8,667	10,726	10,726
Non-current employee benefit liability	7,875	€ 8,584	€ 8,584
Magneti Marelli S.p.A. | Disposal groups classified as held for sale
Assets classified as held for sale
Intangible assets and goodwill	717
Property, plant and equipment	1,793
Deferred tax assets	127
Inventories	766
Trade receivables	545
Cash and cash equivalents	719
Other	129
Total Assets	4,796
Current assets [abstract]
Current deferred tax assets	0
Inventories	766
Current trade and other receivables	492
Current cash and cash equivalents	719
Other current assets	27
Non-current assets [abstract]
Non-current intangible assets and goodwill	717
Non-current property, plant and equipment	1,793
Non-current deferred tax assets	127
Non-current inventories	0
Non-current trade and other receivables	53
Non-current cash and cash equivalents	0
Other non-current assets	102
Liabilities classified as held for sale
Debt and Other	177
Employee benefit liability	300
Provisions	210
Deferred tax liabilities	99
Trade payables	1,788
Other liabilities	357
Total Liabilities held for sale	2,931
Current liabilities [abstract]
Short-term debt and current portion of long-term debt	64
Current employee benefit liability	55
Current provisions	100
Trade and other current payables	1,788
Other current liabilities	305
Non-current liabilities [abstract]
Long-term debt	113
Non-current employee benefit liability	245
Non-current provisions	110
Non-current deferred tax liabilities	99
Other non-current liabilities	€ 52